Income Taxes (Balance of unrecognized tax benefits) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 6,557	$ 6,778
Portion that, if recognized, would reduce tax expense and effective tax rate	4,406	4,723
Accrued interest on unrecognized tax benefits	890	805
Accrued penalties on unrecognized tax benefits	118	98
Lower Limit
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	0	0
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	0	0
Upper Limit
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	800	200
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	$ 1,400	$ 700